ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Allocation of Total Purchase Price Paid for Acquisitions
The total purchase price paid for the acquisitions described above have been allocated as follows (in thousands):

2015 Acquisitions

Cash	$643
Current assets, net of cash acquired	1,533
Fixed assets	155
Intangibles	5,059
Goodwill	16,706
Total Assets Acquired	24,096
Current liabilities	844
Total Liabilities Assumed	844
Net Assets Acquired	$23,252
Net Cash Paid	$20,751
Equity Issued	1,858
Actual Cash Paid	$21,394